Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Summary of Key Management Personnel Compensation

Key management personnel compensation:

	Six Months Ended June 30,
	2022	2023
	RMB’000	RMB’000
Wages, salaries and bonuses	11,287	10,671
Share-based compensation expenses (i)	861	7,345
Contributions to defined contribution plan	118	190
Welfare, housing funds and other	117	116

(i)
For the six months ended June 30, 2022, the share-based compensation expenses included a credit of RMB 4.4 million from forfeitures of unvested stock options from the departure of a member of key management.